Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Common Stock Warrants Tables Abstract
Summary of information Common Stock Warrants outstanding
Shares Underlying
	Shares Underlying Warrants Outstanding			Warrants Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$1.25 – $362.50	3,901,760	6.85 years	$2.05	3,901,760	$2.05

Fair value of warrant grant is estimated weighted Average Assumptions
	December 31,	December 31,
	2018	2017

Average risk-free interest rates	2.73%	1.75%
Average expected life (in years)	3.78	9.22

Summary of Activity Outstanding Common stock warrants
		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2016	122,760	$61.0175
Warrants granted	163,000	1.25
Warrants exercised	(28,000)	(0.0025)
Balance, December 31, 2017	257,760	$29.85
Warrants granted	3,656,000	0.09
Warrants exercised	(12,000)	(0.0025)
Balance, December 31, 2018	3,901,760	$2.05

Exercisable, December 31, 2018	3,901,760	$2.05